                        [AMERICAN HERITAGE GROWTH FUND, INC. LOGO]
--------------------------------------------------------------------------
                        SEMI-ANNUAL
                        REPORT

                        July 31, 1996



            This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of American Heritage Growth Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.




AMERICAN HERITAGE GROWTH FUND, INC.                             --------------
1370 Avenue of the Americas                                        BULK RATE
New York, NY 10019                                               U.S. POSTAGE
                                                                     PAID
                                                                HACKENSACK, NJ
                                                                PERMIT NO. 552
                                                                --------------

ADDRESS CORRECTION REQUESTED

AMERICAN HERITAGE GROWTH FUND, INC.                 [LOGO]
                                                    1370 Avenue of the Americas
                                                    New York, N.Y. 10019
                                                    Tel: (212) 397-3900
                                                    Fax: (212) 397-4036


September 1996


To our valued shareholders:

Our investment philosophy for American Heritage Growth Fund continues to focus on the long-term growth potential among a widespread segment of corporations. The stock selection continues to include blue-chips and lesser known companies. The holding period for our investments depends on the individual price movements and general market conditions and therefore varies between long and short term.

We continue to see attractive investment opportunities although this bull market is already the longest of the century without having a correction of at least 10%. In retrospect, the short but sharp sell-off in July was nothing but an excellent buying opportunity. Short-term under-performance does not distract us from our long-term goal to seek above average performance. Our investment philosophy is discussed in my monthly strategy piece, The Viewpoint/Der Standpunkt and in our quarterly conference call which is available to all our shareholders without charge. My daily Hotline 1-900-884-2855 covers the most current issues and recommendations for Wall Street and overseas markets; the cost is 95 cents a minute.

I appreciate your confidence and hope it will be rewarded over the long term.

With kind regards,

[Signature]

                      AMERICAN HERITAGE GROWTH FUND, INC.

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                 JULY 31, 1996
                                  (Unaudited)

NUMBER OF                                                    MARKET
 SHARES                                                       VALUE
 ------                                                       -----
COMMON STOCK 77.67%

                  AIRLINES 5.39%

         4,000    U A L Corp.* ......................... $   204,000
                                                         -----------
                  BANKS & FINANCE 5.15%
         40,000   Credit Depot Corp.* ..................     115,000
         5,000    Olympic Financial Ltd.* ..............      80,000
                                                         -----------
                                                             195,000
                                                         -----------
                  BIOTECHNOLOGY 4.46%

         10,000   Cardiothoracic Systems Inc. ..........     108,750
         10,000   Dimethaid Research Inc. ..............      25,830
         25,000   Senetek PLC Sponsored ADR* **.........      34,375
                                                         -----------
                                                             168,955
                                                         -----------
                  COMMUNICATIONS & EQUIPMENT 4.70%

         10,000   Glasgal Communications Inc.* .........      66,250
         7,500    Nextel Communications Inc.Cl A* ......     111,563
                                                         -----------
                                                             177,813
                                                         -----------
                  COMPUTERS & PERIPHERALS 8.39%

         15,000   Cypress Semiconductor Corp. ..........     148,125
         14,000   Quantum Corp.* .......................     169,750
                                                         -----------
                                                             317,875
                                                         -----------

                  CONSTRUCTION 3.53%

         10,000   Empress ICA Sociedad Controladora SA
                   DE CV ADR ...........................     133,750
                                                         -----------
                  CONSUMER PRODUCTS 8.98%

         5,000    Alberto Culver Co Cl A ...............     183,125
         2,000    Colgate Palmolive Co. ................     157,000
                                                         -----------
                                                             340,125
                                                         -----------
                  ENTERTAINMENT 1.38%

         10,000   Alliance Entertainment Corp.* ........      52,500
                                                         -----------

                  ENVIRONMENTAL SERVICES 1.55%

         10,000   IDM Environmental Corporation* .......      58,750
                                                         -----------

                  GAMING 4.62%

         10,000   International Game Technology ........     175,000
                                                         -----------

                  INSURANCE 5.03%

         12,000   USF&G Corp. .......................... $   190,500
                                                         -----------

                  MEDICAL SUPPLIES 1.05%

         5,000    Graham-Field Health Products Inc.* ...      40,000
                                                         -----------

                  MEDICAL TECHNOLOGY 0.88%

         1,000    PDT Inc.* ............................      33,250
                                                         -----------

                  MISCELLANEOUS 5.17%

         20,000   Mark Solutions Inc.* .................     107,500
         5,000    Stratasys Inc.* ......................      88,125
                                                         -----------
                                                             195,625
                                                         -----------
                  OIL & GAS EXPLORATION 2.38%

         10,000   Ensearch Exploration Inc.* ...........      90,000
                                                         -----------

                  PHARMACEUTICALS 9.01%

         10,000   Ivax Corp. ...........................     146,250
         297,000  Polydex Pharmaceuticals Ltd.* **......     194,906
                                                         -----------
                                                             341,156
                                                         -----------

                  RETAIL 6.00%

         500      Department 56 Inc.* ..................      10,938
         15,000   K Mart Corp.* ........................     150,000
         5,000    Officemax Inc.* ......................      66,250
                                                         -----------
                                                             227,188
                                                         -----------

TOTAL COMMON STOCKS

 (Cost $3,534,193) ..................................... $ 2,941,487
                                                         -----------

                  SHORT TERM DEBT 4.49%

         170,000  Star Bank repurchase agreement
                   (Cost $170,000) ..................... $   170,000
                                                         -----------
TOTAL INVESTMENTS

 (Cost $3,704,193) .............................  82.16%   3,111,487
Other assets less liabilities ..................  17.84%     675,554
TOTAL NET ASSETS ............................... 100.00% $ 3,787,041
                                                 ======= ===========

* Non-income producing
** Foreign security

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN HERITAGE GROWTH FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JULY 31, 1996

                                  (Unaudited)

                              ASSETS
Investments in securities, at value
 (cost $3,704,193) ............................ $ 3,111,487
Cash ..........................................         356
Receivable for investment securities sold .....   3,647,801
Receivable for dividends and interest .........      92,943
Prepaid expenses ..............................      37,698
Due from investment adviser ...................       6,189
                                                -----------
    TOTAL ASSETS ..............................   6,896,474
                                                -----------
                           LIABILITIES

Payable for investment securities
 purchased ....................................   3,098,447

Payable for capital stock reacquired ..........       8,092
Accrued expenses and other liabilities ........       2,894
                                                -----------
   TOTAL LIABILITIES ..........................   3,109,433
                                                -----------
Contingencies .................................       --

                           NET ASSETS

Net assets (equivalent to $1.43 per share
 based on 2,641,146 shares of capital
 stock outstanding) ........................... $ 3,787,041
                                                ===========
Composition of net assets:
Shares of common stock ........................ $     2,641
Paid in capital ...............................   5,270,124
Accumulated net investment income .............     891,328
Accumulated net realized loss
 on investments ...............................  (1,784,346)

Net unrealized depreciation
 on investments ...............................    (592,706)
                                                -----------
NET ASSETS, July 31, 1996 ..................... $ 3,787,041
                                                ===========


             AMERICAN HERITAGE GROWTH FUND, INC.

                   STATEMENT OF OPERATIONS
           FOR THE SIX MONTHS ENDED JULY 31, 1996
                       (Unaudited)


INVESTMENT INCOME:
Dividends ..................................... $   358,055
Interest ......................................      15,955
                                                -----------
TOTAL INVESTMENT INCOME .......................     374,010
                                                -----------
EXPENSES:
Investment advisory fees ......................      28,771
Transfer agent fees ...........................       4,615
Legal fees ....................................      20,668
Audit fees ....................................       6,000
Other professional fees .......................       2,914
Custodian fees ................................       6,874
Fund accounting fees ..........................       6,545
Postage and printing ..........................       6,639
Registration fees and expenses ................       9,505
Interest expense ..............................       7,467
Miscellaneous .................................       2,543
                                                -----------
    TOTAL EXPENSES ............................     102,541
                                                -----------
Less: expense reimbursement from
investment advisor ............................     (37,532)
                                                -----------
    NET EXPENSES ..............................      65,009
                                                -----------
Investment income - net .......................     309,001
                                                -----------
Net realized loss on
 securities transactions ......................    (162,973)

Net change in unrealized appreciation/
 (depreciation) of investments ................    (751,327)
                                                -----------
Net loss on investments .......................    (914,300)
                                                -----------
Net decrease in net assets
 resulting from operations .................... $  (605,299)
                                                ===========


   The accompanying notes are an integral part of these financial statements.

                      AMERICAN HERITAGE GROWTH FUND, INC.

                       STATEMENT OF CHANGES IN NET ASSETS
                                 JULY 31, 1996

                                             FOR THE SIX MONTHS   FOR THE YEAR ENDED
                                             ENDED JULY 31, 1996  JANUARY 31, 1996
                                                  (UNAUDITED)       (AUDITED)
                                             -------------------  ------------------

INCREASE IN NET ASSETS
 FROM OPERATIONS:

Investment income - net ..................       $   309,101        $ 2,109,462


Net realized loss on securities
 transactions ............................          (162,973)        (1,025,634)


Net change in unrealized appreciation/
 (depreciation) of investments ...........          (751,327)             3,826
                                                 -----------        -----------
Net increase/(decrease) in net assets
 resulting from operations ...............          (605,299)         1,087,654
                                                 -----------        -----------

Distribution to shareholders:

 Investment income - net .................                 0         (1,596,535)
 Net realized gain on investments ........                 0                  0

Capital share transactions ...............          (540,630)         1,543,291
                                                 -----------        -----------

 Net increase/(decrease) in net assets ...        (1,145,929)         1,034,410


NET ASSETS:

Beginning of the period ..................         4,932,970          3,898,560
                                                 -----------        -----------
End of the period (including undistributed
 investment income of $891,327 and
 $582,326, respectively) .................       $ 3,787,041        $ 4,932,970
                                                 ===========        ===========


   The accompanying notes are an integral part of these financial statements.

                      AMERICAN HERITAGE GROWTH FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS
                                 JULY 31, 1996
                                  (Unaudited)

NOTE 1 ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

         American Heritage Growth Fund, Inc. ("Fund") was incorporated on February 14, 1994 and commenced operations on May 25, 1994. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. Significant accounting policies of the Fund are as follows:

Security Valuations

         The Fund values investment securities, where reliable market quotations are available, at market value based on the last recorded sales prices as reported on the principal securities exchange on which the security is traded, or, if the security is not traded on an exchange, market value is based on the latest bid price. Portfolio securities for which reliable market quotations are not readily available are valued as the Board of Directors in good faith determines.

Federal Income Taxes

         The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distribution to Shareholders

         The Fund intends to distribute to shareholders substantially all of its net investment income, if any, and net realized capital gains, after provision for carryover losses, if any, during each fiscal year. Any undistributed amounts for any fiscal year will be paid first out of the subsequent year's distribution.

Option writing

         When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are treated by the Fund on the expiration date as realized gains from the sale of securities. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or a loss.

Repurchase agreements

         The Fund may enter into repurchase agreements as a money market alternative with respect to its otherwise uninvested cash. There is no limitation of the amount of repurchase agreements which may be entered into by the Fund. In connection with a repurchase agreement, the Fund will acquire a security and simultaneously agree to resell it at a higher price. A repurchase agreement, therefore, involves a loan by the Fund to the seller who agrees to pay the resale price to the Fund, which loan is collateralized by the value of the underlying security. Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent. All repurchase agreements entered into by the Fund will be fully collateralized by securities issued by the United States Government.

Estimates

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date

                      AMERICAN HERITAGE GROWTH FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS
                                 JULY 31, 1996
                                  (Unaudited)

of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


Other

        The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2 INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

         The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC is entitled to receive an annual fee of 1.25% of the Fund's average net asset value, computed daily and payable monthly. In accordance with the California Code of Regulations, AHMC has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed specified percentages of the Fund's net assets. The percentages are 2.5% of the first $30,000,000, 2% of the next $70,000,000 and 1.5% of the average net assets in excess of $100,000,000. When calculating the Fund's expenses for the foregoing purpose, interest, taxes, brokerage commissions, extraordinary expenses, including expenses from litigation, as well as a portion of the Fund's custodian fees attributable to investment in foreign countries are excluded. In accordance with the above regulations, AHMC was not required to reimburse the Fund for $7,467 of interest expense incurred during the six months ended July 31, 1996, which resulted in the Fund's annualized ratio of expenses to average net assets to be 2.83%.

        Heiko H. Thieme is the Fund's Chairman of the Board of Directors and Chief Executive Officer. Mr. Thieme is also the Chairman of the Board of Directors and Chief Executive Officer of AHMC, of which he owns 90% of the outstanding shares. Richard K. Parker is the Fund's President and a Director and also owns 10% of the outstanding shares of AHMC and is its President and a Director. Mr. Parker is also a Managing Director of Bear, Stearns, & Co. Inc. Mr. Parker and members of his immediate family beneficially owned approximately 8.7% and 8.4% respectively of the outstanding shares of the Fund at July 31, 1996. Mr. Parker disclaims any beneficial interest in the shares owned by such family members.

         During the six months ended July 31, 1996, the Fund paid brokerage commissions of $64,616 to Bear, Stearns & Co. Inc. During the six months ended July 31, 1996, the Fund paid brokerage commissions of $320 to Thieme Securities, Inc. of which Mr. Thieme is the owner. Bear, Stearns & Co., Inc. and Thieme Securities, Inc. are not otherwise associated with AHMC and are not responsible for any of the investment advice rendered to the Fund by AHMC, Mr. Parker, or Mr. Thieme.

NOTE 3  INVESTMENTS

         For the six months ended July 31, 1996, purchases and sales of investment securities other than short-term investments aggregated $26,609,374 and $26,595,780, respectively. The gross unrealized appreciation for all securities totaled $21,788 and the gross unrealized depreciation for all securities totaled $636,142 for a net unrealized depreciation of $614,354. The aggregate cost of securities for federal income tax purposes at July 31, 1996 was $3,725,841.

                       AMERICAN HERITAGE GROWTH FUND, INC.

                                  JULY 31, 1996
                                   (Unaudited)

NOTE 4  CAPITAL SHARE TRANSACTIONS

        As of July 31, 1996, there were 250,000,000 shares of $0.001 par value capital stock authorized and total par value and paid in capital aggregated $5,272,765.

Transactions in Fund shares were as follows:

                                      FOR THE SIX MONTHS                  FOR THE YEAR ENDED
                                      ENDED JULY 31, 1996                  JANUARY 31, 1996
                                      -------------------                  ----------------
                                     SHARES          AMOUNT             SHARES            AMOUNT
                                     ------          ------             ------            ------
Shares sold                          257,342        $ 428,483         2,497,797        $ 6,240,240


Shares issued in reinvestment
    of dividends                           0                0           999,038          1,528,523


Shares redeemed                     (593,688)        (969,113)       (1,610,423)        (6,225,472)
                                    --------        ---------        ----------         ----------

Net Increase/(decrease)             (336,346)       $(540,630)        1,886,412        $ 1,543,291
                                    ========        =========         =========        ===========


NOTE 5   BANK LOAN

        The Fund has a demand secured $2,000,000 line of credit with a bank. Borrowings under this arrangement bear interest at the bank's prime rate. On July 31, 1996, there was no outstanding balance. Total interest paid on the credit line during the six months ended July 31, 1996 totaled $7,467.

NOTE 6  CONTINGENCIES

        Certain expenses of the Fund aggregating approximately $15,000 have been paid by AHMC. AHMC has agreed to permit the Fund to defer repayment of that amount to AHMC until such time, if any, as the value of the Fund's net assets reaches $30,000,000. In addition, certain creditors of the Fund have agreed also to defer payment to them of approximately $70,000 in various fees until the value of the Fund's net assets reaches $30,000,000. If the value of the Fund's net assets reaches $30,000,000, the Fund will pay the foregoing amounts at that time. In such event, for purposes of computing the Fund's net asset value, the amount so paid will be amortized over a period of twelve months.

NOTE 7   DISTRIBUTION TO SHAREHOLDERS

        As of July 31, 1996, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $1,621,000 which will expire in 2003 and 2004.

        The Fund has and may continue to purchase securities on or shortly prior to their respective ex-dividend dates and to dispose of such securities soon thereafter. Such practice can increase the amount of taxable income of shareholders while decreasing the Fund's total return.

                       AMERICAN HERITAGE GROWTH FUND, INC.
             FINANCIAL HIGHLIGHTS AND RELATED RATIOS/SUPPLEMENTAL DATA
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                 FOR THE PERIOD FROM
                                                FOR THE SIX MONTHS          FOR THE YEAR            MAY 25, 1994**
                                                ENDED JULY 31, 1996            ENDED              THROUGH JANUARY 31,
                                                     (UNAUDITED)          JANUARY 31, 1996              1995
                                                     -----------          ----------------              ----
Net asset value, beginning of period ......       $          1.66          $          3.57         $          5.00

Income from investment operations:

  Net investment income ...................                   .11                     1.51                    2.17

Net gains or (losses) on securities
    both realized and unrealized ..........                  (.34)                    (.69)                  (1.24)
                                                  ---------------          ---------------         ---------------

Total from investment operations ..........                  (.23)                     .82                     .93


Less distributions:

  Dividends (from net investment income) ..                  --                      (2.73)                  (2.36)


  Distributions (from capital gains) ......                  --                       --                      --
                                                  ---------------          ---------------         ---------------

Net asset value end of period .............       $          1.43          $          1.66         $          3.57
                                                  ===============          ===============         ===============

Total return ..............................                (27.86%)*                 29.48%                  30.42%)*


Net assets, end of period .................       $     3,787,041          $     4,932,970         $     3,898,560


Ratio of expenses to average net assets (1)                  2.83%*                   2.62%                   2.50%*


Ratio of net investment income (loss)
  to average net assets ...................                 13.44%*                  44.46%                  63.52%*

Portfolio turnover rate ...................                689.80%                4,262,64%               3,213.89%


Average commission per share ..............       $         .0661          $         .0388


(1) If expense reimbursement from the investment advisor had not been in effect the ratio of expenses to average net assets would have been 4.13% for the six months ended July 31, 1996, 3.94% for the year ended January 31, 1996, and 4.35% for the period ended January 31, 1995. See also Note 2 to the Financial Statements.

* Annualized

** Commencement of operations


   The accompanying notes are an integral part of these financial statements.